Financial income (expense)	12 Months Ended
Dec. 31, 2014
Nonoperating Income (Expense) [Abstract]
Other Nonoperating Income and Expense [Text Block]
7. Financial income (expenses)

The components of financial income (expenses) are as follows:

	Year ended
	December 31,
(in thousands of U.S. dollars)	2014	2013	2012
	(Restated)	(Restated)
Interest income	$4,959	2,122	$2,481
Interest expense:
Interest expense	(9,163)	(6,110)	(3,769)
Commitment fees	(1,587)	(2,162)	(1,729)
Amortization of debt issuance cost	(4,362)	(379)	(379)
Capitalized interest	5,447	8,299	5,763
Total interest expense	(9,665)	(352)	(114)
Loss on derivative instruments	(161)	—	—
Other items, net:
Foreign exchange gain (loss)	124	9	—
Bank charges and fees and other	(84)	—	—
Withholding tax on interest expense and other	(2,828)	(1,105)	(1)
Total other items, net	(2,788)	(1,096)	(1)
Total financial income (expense), net	$(7,655)	674	$2,366

Interest income related to the demand note due from Höegh LNG from its inception date of August 12, 2014 and the advances to the joint ventures for each of the years ended December 31, 2014, 2013 and 2012. Interest expense related to the Lampung facility (note 14) from its initial drawdown on March 4, 2014 and loans and promissory notes due to owners and affiliates until the closing date of the IPO on August 12, 2014 and for each the years ended December 31, 2013 and 2012. Refer to note 17.